FINANCIAL ASSETS RECEIVABLE, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets receivable
Financial assets receivable	¥ 3,694,269	¥ 4,225,014	¥ 4,897,854
Allowance for uncollectible receivables	(575,396)	(554,095)	(493,646)
Financial assets receivable, net	3,118,873	3,670,919
Movement of financial assets receivable
Balance at beginning of period	4,225,014	4,897,854	4,601,642
Addition in the current period	4,906,586	5,582,287	6,626,322
Collection in the current period	(5,050,047)	(5,920,287)	(6,189,783)
Write-off	(387,284)	(334,840)	(140,327)
Balance at end of period	3,694,269	4,225,014	4,897,854
Movement of allowance for uncollectible receivables
Balance at beginning of period	554,095	493,646	390,834
Current period net provision	(408,585)	(395,289)	(243,139)
Write-off	(387,284)	(334,840)	(140,327)
Balance at end of period	575,396	554,095	493,646
2021
Financial assets receivable
Financial assets receivable	35,661	920,258
Movement of financial assets receivable
Balance at beginning of period	920,258
Balance at end of period	35,661	920,258
2022
Financial assets receivable
Financial assets receivable	636,652	3,304,756
Movement of financial assets receivable
Balance at beginning of period	3,304,756
Balance at end of period	636,652	3,304,756
2023
Financial assets receivable
Financial assets receivable	3,021,956
Movement of financial assets receivable
Balance at end of period	3,021,956
Amount Due From Related Parties
Financial assets receivable
Financial assets receivable	12,717	42,724	3,149
Allowance for uncollectible receivables	(2,912)	(2,648)	(2,033)
Financial assets receivable, net	9,805	40,076
Movement of financial assets receivable
Balance at beginning of period	42,724	3,149
Addition in the current period	19,981	51,417
Collection in the current period	(49,581)	(8,679)	(309)
Write-off	(407)	(14)	(2,840)
Balance at end of period	12,717	42,724	3,149
Movement of allowance for uncollectible receivables
Balance at beginning of period	2,648	2,033
Current period net provision	671	2,662	807
Write-off	(407)	(14)	(2,840)
Balance at end of period	2,912	2,648	¥ 2,033
0-30 days past due
Financial assets receivable
Financial assets receivable	43,370	32,964
Movement of financial assets receivable
Balance at beginning of period	32,964
Balance at end of period	43,370	32,964
30 to 60 days past due
Financial assets receivable
Financial assets receivable		38,059
Movement of financial assets receivable
Balance at beginning of period	38,059
Balance at end of period		38,059
31 to 60 days past due
Financial assets receivable
Financial assets receivable	45,332
Movement of financial assets receivable
Balance at end of period	45,332
Current
Financial assets receivable
Financial assets receivable	3,605,567	4,153,991
Movement of financial assets receivable
Balance at beginning of period	4,153,991
Balance at end of period	¥ 3,605,567	¥ 4,153,991